Note 21 - Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Fair Value, by Balance Sheet Grouping [Table Text Block]
	December 31, 2021						December 31, 2020
			Fair Value Hierarchy
(Dollars in thousands)	Carrying Amount	Estimated Fair Value	Level 1	Level 2	Level 3	Contract Amount	Carrying Amount	Estimated Fair Value	Contract Amount
Financial assets:
Cash and cash equivalents	$94,143	94,143	94,143				86,269	86,269
Securities available for sale	285,765	285,765		285,765			148,090	148,090
Equity securities	248	248		248			149	149
Loans held for sale	5,575	5,575		5,575			6,186	6,186
Loans receivable, net	652,502	661,298		661,298			642,630	648,275
FHLB stock	1,092	1,092		1,092			932	932
Accrued interest receivable	2,132	2,132		2,132			3,102	3,102
Financial liabilities:
Deposits	950,666	950,558		950,558			795,204	795,927
Accrued interest payable	63	63		63			140	140
Off-balance sheet financial instruments:
Commitments to extend credit	26	26				195,141	261	261	180,330
Commitments to sell loans	12	12				12,340	(44)	(44)	24,746